Note 7. Note Payable, Former Stockholder	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure Text Block [Abstract]
Note 7. Note Payable, Former Stockholder

NOTE 7.   NOTE PAYABLE, FORMER STOCKHOLDER

In connection with the former controlling stockholder's sale of his entire interest in the Company, the Company became obligated on a note payable to the former stockholder in the principal amount of $135,494.  The note bore interest at 5.76% per annum, was due February 12, 2016 and was secured by the Company's 40% interest in Ananda Investments, LLC ("Ananda".)  During September 2015, Ananda made a distribution to its members.  The Company's share of the distribution was $32,000 and was distributed directly to the former controlling stockholder instead of to the Company.  In accordance with the terms of the note payable, the distribution made by Ananda to the former controlling stockholder was treated as a reduction of principal, thus reducing the outstanding principal balance to $103,494.

NOTE 5.   NOTES PAYABLE, FORMER STOCKHOLDER

At December 31, 2015 and 2014 notes payable, former stockholder consisted of the following:

	December 31,
	2015	2014
Note payable to an individual, bearing
interest at 5% per annum, unsecured,
principal and interest due February 9, 2017	$-	$290,960

Note payable to an individual, bearing
interest at 5% per annum, unsecured,
principal and interest due April 6, 2017	-	10,000

Note payable to an individual, non-interest
bearing, unsecured and due on demand	-	3,500

Note payable to an individual, bearing
interest at 7% per annum, unsecured,
interest due quarterly and principal due
January 1, 2020	-	190,000

	$-	$494,460

During January 2015 the Company borrowed $19,000 from the former controlling stockholder.

On February 13, 2015, the former controlling stockholder sold his entire interest in the Company to a limited liability company and a limited partnership who became the two majority stockholders as a result of this transaction, owning an equal interest in 95% of the Company's common stock.  In connection with the sale, the former controlling stockholder restructured the notes payable in the principal amount of $509,960 and accrued interest of $23,758 into three separate promissory notes totaling $533,718.

Two of the notes payable, totaling $398,224 were sold by the former controlling stockholder to the two new stockholders.  (See Note 6.) The restructure of the notes payable was accounted for as an extinguishment of the debt.  There was no gain or loss on the extinguishment since the fair value of the restructured notes was equivalent to the fair value of the notes prior to restructure.  (See Note 6.)

The note payable to the former controlling stockholder was restructured into an original principal amount of $135,494, bearing interest at 5.76% per annum, due February 12, 2016 and secured by the Company's 40% interest in Ananda.  The Company may elect to fully satisfy the outstanding principal and accrued interest by transferring the Company's 40% interest in Ananda to the former controlling stockholder.  The former controlling stockholder may also elect to accept the transfer of the Company's 40% interest in Ananda in full satisfaction of the unpaid principal and accrued interest.

On February 13, 2015, the former controlling stockholder resigned his positions of Chief Executive Officer and director of the Company.

In connection with the foregoing, the Company appointed the former controlling stockholder as proxy to act on behalf of the Company with respect to the Company's ownership interest in Ananda.  The proxy extends to all actions, other than "extraordinary actions" defined in the Proxy Agreement.

During September 2015, Ananda made a distribution to its members.  The Company's share of the distribution was $32,000 and was distributed directly to the former controlling stockholder instead of to the Company.  In accordance with the terms of the note payable, the distribution made by Ananda to the former controlling stockholder was treated as a reduction of principal, thus reducing the outstanding principal balance to $103,494.

On December 31, 2015, the Company transferred its interest in Ananda Investments, LLC ("Ananda") to the former controlling stockholder in full satisfaction of its note payable in the principal amount of $103,494 and accrued interest of $6,436.  On January 22, 2016, In connection with the transfer of its interest in Ananda the Company was released from its guaranty of Ananda's mortgage note payable.